Note 19 - Subsequent Event	12 Months Ended
Nov. 30, 2016
Note 19 - Subsequent Event
Subsequent Event

Effective December 1, 2016, the maturity date for the Debenture in respect of the $1,500,000 loan to the Company by Drs. Isa and Amina Odidi was extended to April 1, 2017 and a principal repayment of $150,000 was made at the time of the extension.